CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended		12 Months Ended		57 Months Ended	63 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Sep. 30, 2012
Operating activities
Net loss	$ (1,185,277)	$ (93,299)	$ (1,321,253)	$ (35,275)	$ (1,431,515)	$ (2,616,792)
Adjustments to reconcile net loss to net cash
Loan	0	0	0	(5,000)	(5,000)	(5,000)
Stock based compensation	581,923	0	979,880	0	979,880	1,561,803
Gain on settlement of debt	107,004	0				107,004
Amortization of debt discount	29,567	0	4,928	0	4,928	34,495
Prepaid expense	(95,386)	(2,765)	(338)	(862)	(1,200)	(96,586)
Advance payment on related party lease	(197,917)	0				(197,917)
Accrued interest	11,311	3,875	13,358	3,555	19,130	30,441
Accounts payable - related party	(8,493)	5,548	9,921	0	10,921	2,428
Accounts payable and accrued liabilities	88,560	30,564	71,614	1,462	74,762	163,322
Net cash used in operating activities	(882,716)	(56,077)	(241,890)	(26,120)	(338,094)	(1,220,810)
Financing activities
Loans from third party	0	100,000				196,800
Notes payable from third party			115,000	35,000	196,800
Proceeds from issuance of convertible notes	425,000	0	450,000	0	450,000	875,000
Proceeds from exercise of options	35,000	0				60,000
Shares subscribed for cash	425,000	0	200,000	0	225,000	625,000
Net cash provided by financing activities	885,000	100,000	765,000	35,000	871,800	1,756,800
Investing activities
Security deposit	(1,000)	0	(1,500)	0	(1,500)	(2,500)
Net cash used in investing activities	(1,000)	0	(1,500)	0	(1,500)	(2,500)
Net increase (decrease) in cash	1,284	43,923	521,610	8,880	532,206	533,490
Cash and cash equivalent - beginning of period	532,206	10,596	10,596	1,716	0	0
Cash and cash equivalent - end of period	533,490	54,519	532,206	10,596	532,206	533,490
Cash paid during the period for:
Interest	0	0	0	0	0	0
Income taxes	0	0				0
Non-cash activities:
Loan (expenses paid on behalf of the Company by third party)	0	0	0	(5,000)	(5,000)	(5,000)
Cancellation of payable applied to option exercise price	140,000	0				140,000
Issuance of common stock upon conversion of notes payable and accrued interest	107,004	0	177,404	0	177,404	107,004
Fair value of beneficial conversion feature of convertible notes	$ 0	$ 0	$ 177,404			$ 177,404